Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,036,775,447.00
Previously Paid Amount	0.00
Total Fee Amount	143,178.69
Total Offset Amount	0.00
Net Fee	$ 143,178.69